PENSION AND OTHER POSTRETIREMENT BENEFITS - Narrative (Details) - USD ($)		12 Months Ended
	Oct. 30, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Reacquired stock or repurchases of common stock			$ 3,819,000,000	$ 1,672,000,000	$ 3,715,000,000
Solstice | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Defined Benefit Plan Disclosure [Line Items]
Disposal group, including discontinued operation, pension benefit obligations	$ 177,000,000
Disposal group, including discontinued operation, pension plan assets	$ 150,000,000
Honeywell U.S. Pension Plan Master Trust
Defined Benefit Plan Disclosure [Line Items]
Reacquired stock or repurchases of common stock			500,000,000	0
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension notional amount			1,958,000,000	1,991,000,000
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension notional amount			227,000,000	$ 195,000,000
Cash pension contributions			7,000,000
Contributions to pension plans			$ 6,000,000
Minimum | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage			45.00%
Minimum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage			25.00%
Minimum | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage			5.00%
Minimum | Other than Securities Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage			10.00%
Maximum | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage			65.00%
Maximum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage			40.00%
Maximum | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage			10.00%
Maximum | Other than Securities Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage			20.00%
Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets			7.25%	7.00%	6.75%
Accumulated benefit obligation			$ 11,800,000,000	$ 11,800,000,000
Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets			6.06%	5.48%	5.15%
Accumulated benefit obligation			$ 3,600,000,000	$ 4,100,000,000
Forecast | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate, service costs		5.24%
Discount rate, interest costs		4.70%
Expected rate of return on plan assets		7.25%